Collection Period Ended
31-May-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
33,220,104.22
0.497233
0.00
1.000000
33,220,104.22
Interest & Principal
Payment
0.00
0.00
33,402,480.46
134,708.33
$33,537,188.79
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
23
Collection Period (from... to)
1-May-2013
31-May-2013
Determination Date
13-Jun-2013
Record Date
14-Jun-2013
Distribution Date
17-Jun-2013
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-May-2013
17-Jun-2013             Actual/360 Days
33
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-May-2013
15-Jun-2013
30/360 Days
30
1-m Libor
0.199200%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
257,472,333.72
224,252,229.50
73.658768
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
389,972,333.72
356,752,229.50
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
498,930,515.56
465,710,411.34
Yield Supplement Overcollateralization Amount
53,171,320.50
15,050,435.20
14,049,098.31
Pool Balance
1,691,640,220.36
513,980,950.76
479,759,509.65
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.309200%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
182,376.24
0.404382
74.063150
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$317,084.57
Available Funds
Distributions
Principal Collections
33,998,186.43
(1) Total Servicing Fee
428,317.46
Interest Collections
1,554,133.13
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
43,581.13
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
354,891.08
(3) Interest Distributable Amount Class A Notes
317,084.57
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
33,220,104.22
Available Collections
35,950,791.77
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
35,950,791.77
(9) Excess Collections to Certificateholders
1,985,285.52
Total Distribution
35,950,791.77
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
428,317.46
428,317.46
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
317,084.57
317,084.57
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
182,376.24
182,376.24
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
33,220,104.22
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
317,084.57
317,084.57
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
33,220,104.22
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
Aggregate Principal Distributable Amount
33,220,104.22
33,220,104.22
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
62,088
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
35,096
Principal Collections
22,268,908.03
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
11,729,278.40
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
513,980,950.76
223,254.68
Pool Balance end of Collection Period
479,759,509.65
33,507
Pool Factor
28.36%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
45.89
28.33
Percentage
Current
475,991,377.44
33,286
99.21%
Weighted Average Seasoning (months)
13.28
34.90
Delinquency Profile *
Amount
31-60 Days Delinquent
2,630,836.52
155
0.55%
61-90 Days Delinquent
787,076.50
39
0.16%
Principal Net Liquidation Proceeds
43,160.63
91-120 Days Delinquent
350,219.19
27
0.07%
Total
479,759,509.65
33,507
100.00%
Principal Recoveries
349,260.51
Principal Net Losses
-169,166.46
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
223,254.68
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.208%
Cumulative Principal Net Losses
3,512,859.43